Introduction and overview of Group's risk management - Internal credit rating (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	$ 103,369	$ 89,960
Net trade receivables	$ 222,788	200,652
Number of customers	2
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of customers | customer	2
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of customers | customer	5
Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	$ 102,931	89,138
Net trade receivables	$ 211,150	185,344
Revenue percentage	80.00%
Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	$ 438	822
Net trade receivables	$ 11,638	15,308
Revenue percentage	20.00%
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	$ 273,774	334,452
Gross carrying amount [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	217,832	269,563
Gross carrying amount [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	55,942	64,889
Accumulated impairment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	(50,986)	(133,800)
Accumulated impairment [member] | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	(6,682)	(84,219)
Accumulated impairment [member] | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	(44,304)	(49,581)
Not due
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	39,950	18,953
Not due | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	37,238	18,772
Not due | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	2,712	181
030 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	16,532	3,820
030 days | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	15,113	3,616
030 days | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	1,419	204
3160 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	28,409	27,276
3160 days | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	25,585	26,393
3160 days | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	2,824	883
6190 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	9,988	4,842
6190 days | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	8,024	2,588
6190 days | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	1,964	2,254
Over 90 days
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	75,526	189,601
Over 90 days | Internal Credit Grades, First tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	28,941	129,056
Over 90 days | Internal Credit Grades, Second tier [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accrued Revenue	$ 46,585	$ 60,545